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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment             [ ] Amendment Number: _______
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAB Capital Management, LP
Address: 712 Fifth Avenue, 42nd Floor
         New York, NY 10019

Form 13F File Number: 28- 06339

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Jackelow
Title: Chief Financial Officer
Phone: 212-457-8010

Signature, Place, and Date of Signing:

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


/s/ Brian Jackelow                            New York, NY          May 15, 2006
-------------------------------------         (City, State)         (Date)
(Signature)
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Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

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
Report Summary:
Number of Other Included Managers:                1
Form 13F Information Table Entry Total:          43
Form 13F Information Table Value Total:   1,649,721 (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
No.   Form 13F File Number   Name
---   --------------------   ----
 1    28-06341               SAB Capital Advisors, LLC
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                           FORM 13F INFORMATION TABLE

                                                                             COLUMN 5
                                COLUMN 2                 COLUMN 4  ----------------------------
          COLUMN 1              TITLE OF      COLUMN 3    VALUE      SHRS OR
       NAME OF ISSUER             CLASS        CUSIP     (X1000)     PRN AMT   SH/PRN  Put/Call
----------------------------  ------------  -----------  --------  ----------  ------  --------
AMERICAN EAGLE OUTFITTERS NE       COM       02553E106    72,520    2,428,651    SH
AMEDISYS INC                       COM      023436 10 8   24,280      698,719    SH
BRUNSWICK CORP                     COM      117043 10 9   29,211      751,700    SH
CBS CORP NEW                       CL B     124857 20 2   13,962      582,251    SH
SCHWAB CHARLES CORP NEW            COM      808513 10 5   27,106    1,575,000    SH
FIRST DATA CORP                    COM      319963 10 4   94,876    2,026,398    SH
HOME DEPOT INC                     COM      437076 10 2   27,707      655,000    SH
INTERNATIONAL BUSINESS MACHS       COM      459200 10 1   28,283      342,944    SH
LIPMAN ELECTRONIC ENGINEERIN       ORD      M6772H 10 1   10,854      399,030    SH
MARINER ENERGY INC                 COM      56845T 30 5   14,870      725,000    SH
M D C HLDGS INC                    COM      552676 10 8   75,246    1,170,046    SH
NRG ENERGY INC                   COM NEW    629377 50 8   18,094      400,130    SH
MILLS CORP                         COM      601148 10 9   12,480      445,700    SH
UGI CORP NEW                       COM      902681 10 5   34,158    1,621,145    SH
UNIVERSAL AMERN FINL CORP          COM      913377 10 7   14,034      911,300    SH
WILLIAMS COS INC DEL               COM      969457 10 0   51,015    2,385,000    SH
SPR TR                             PUT      78462F 95 3   14,329        4,017    SH
AMERICAN INTL GROUP INC            COM       026874107    78,442    1,186,896    SH
ATP OIL & GAS CORP                 COM       00208J108    52,524    1,196,169    SH
ADVANCED MEDICAL OPTICS INC        COM       00763M108    86,499    1,854,600    SH
BEARINGPOINT INC                   COM       074002106    20,386    2,401,210    SH
CENDANT CORP                       COM       151313103    16,579      955,542    SH
COUNTRYWIDE FINANCIAL CORP         COM       222372104    64,220    1,749,861    SH
CHARTER COMMUNICATIONS INC D       CL A      16117M107    23,597   21,648,714    SH
COOPER COS INC                   COM NEW     216648402     7,834      145,000    SH
DPL INC                            COM       233293109    14,681      543,739    SH
EXELON CORP                        COM       30161N101    54,646    1,033,011    SH
HUNTSMAN CORP                      COM       447011107    30,934    1,602,808    SH
KKR FINL CORP                      COM       482476306     9,751      434,719    SH
KKR FINL CORP                      COM       482476405    79,559    3,546,990    SH
LEGG MASON INC                     COM       524901105    89,110      711,000    SH
NIKE INC                           CL B      654106103    41,664      489,588    SH
PHH CORP                         COM NEW     693320202    94,242    3,529,677    SH
SCOTTISH RE GROUP LTD              ORD       G7885T104    22,539      908,450    SH
SOUTHERN UN CO NEW                 COM       844030106    59,938    2,413,917    SH
PFSWEB INC                         COM       717098107       451      367,000    SH
TERRA INDS INC                     COM       880915103    65,542    9,296,700    SH
TRIAD HOSPITALS INC                COM       89579K109    65,905    1,572,920    SH
UNISOURCE ENERGY CORP              COM       909205106    35,907    1,177,267    SH
USI HLDGS CORP                     COM       90333H101    14,515      899,862    SH
WCI CMNTYS INC                     COM       92923C104    37,379    1,343,597    SH
WELLPOINT INC                      COM       94973V107    13,869      179,116    SH
ISHARES TR                    RUSSELL 2000   464287955     5,987       35,200    PUT

                                                            COLUMN 8
                               COLUMN 6   COLUMN 7      VOTING AUTHORITY
          COLUMN 1            INVESTMENT    OTHER   ------------------------
       NAME OF ISSUER         DISCRETION  MANAGERS     SOLE     SHARED  NONE
----------------------------  ----------  --------  ----------  ------  ----
AMERICAN EAGLE OUTFITTERS NE    DEFINED       1      2,428,651     0      0
AMEDISYS INC                    DEFINED       1        698,719     0      0
BRUNSWICK CORP                  DEFINED       1        751,700     0      0
CBS CORP NEW                    DEFINED       1        582,251     0      0
SCHWAB CHARLES CORP NEW         DEFINED       1      1,575,000     0      0
FIRST DATA CORP                 DEFINED       1      2,026,398     0      0
HOME DEPOT INC                  DEFINED       1        655,000     0      0
INTERNATIONAL BUSINESS MACHS    DEFINED       1        342,944     0      0
LIPMAN ELECTRONIC ENGINEERIN    DEFINED       1        399,030     0      0
MARINER ENERGY INC              DEFINED       1        725,000     0      0
M D C HLDGS INC                 DEFINED       1      1,170,046     0      0
NRG ENERGY INC                  DEFINED       1        400,130     0      0
MILLS CORP                      DEFINED       1        445,700     0      0
UGI CORP NEW                    DEFINED       1      1,621,145     0      0
UNIVERSAL AMERN FINL CORP       DEFINED       1        911,300     0      0
WILLIAMS COS INC DEL            DEFINED       1      2,385,000     0      0
SPR TR                          DEFINED       1          4,017     0      0
AMERICAN INTL GROUP INC         DEFINED       1      1,186,896     0      0
ATP OIL & GAS CORP              DEFINED       1      1,196,169     0      0
ADVANCED MEDICAL OPTICS INC     DEFINED       1      1,854,600     0      0
BEARINGPOINT INC                DEFINED       1      2,401,210     0      0
CENDANT CORP                    DEFINED       1        955,542     0      0
COUNTRYWIDE FINANCIAL CORP      DEFINED       1      1,749,861     0      0
CHARTER COMMUNICATIONS INC D    DEFINED       1     21,648,714     0      0
COOPER COS INC                  DEFINED       1        145,000     0      0
DPL INC                         DEFINED       1        543,739     0      0
EXELON CORP                     DEFINED       1      1,033,011     0      0
HUNTSMAN CORP                   DEFINED       1      1,602,808     0      0
KKR FINL CORP                   DEFINED       1        434,719     0      0
KKR FINL CORP                   DEFINED       1      3,546,990     0      0
LEGG MASON INC                  DEFINED       1        711,000     0      0
NIKE INC                        DEFINED       1        489,588     0      0
PHH CORP                        DEFINED       1      3,529,677     0      0
SCOTTISH RE GROUP LTD           DEFINED       1        908,450     0      0
SOUTHERN UN CO NEW              DEFINED       1      2,413,917     0      0
PFSWEB INC                      DEFINED       1        367,000     0      0
TERRA INDS INC                  DEFINED       1      9,296,700     0      0
TRIAD HOSPITALS INC             DEFINED       1      1,572,920     0      0
UNISOURCE ENERGY CORP           DEFINED       1      1,177,267     0      0
USI HLDGS CORP                  DEFINED       1        899,862     0      0
WCI CMNTYS INC                  DEFINED       1      1,343,597     0      0
WELLPOINT INC                   DEFINED       1        179,116     0      0
ISHARES TR                      DEFINED       1         35,200     0      0
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